Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Opening balance	kr 2,258
Opening balance	30,626
Translation differences	34	kr 3
Closing balance	2,074	2,258
Closing balance	9,164	30,626
Other investment in shares and participations [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	2,258	1,519
Additions	218	184
Disposals/repayments/deductions	(205)	(229)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	(205)	784
Reclassification	0	(1)
Translation differences	8	1
Closing balance	2,074	2,258
Interest bearing securities, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	30,626	21,613
Additions	13,583	30,305
Disposals/repayments/deductions	(29,523)	(13,547)
Amortization	0	0
Change in value in funded pension plans	0	0
Revaluation	262	(75)
Reclassification	(5,784)	(7,670)
Translation differences	0	0
Closing balance	9,164	30,626
Other financial assets, non-current [member] | Financial assets, non-current [member]
Disclosure of financial assets [line items]
Opening balance	6,217	4,842
Additions	1,249	1,054
Disposals/repayments/deductions	(481)	(959)
Amortization	(288)	0
Change in value in funded pension plans	244	1,064
Revaluation	85	99
Reclassification	(542)	(1)
Translation differences	355	118
Closing balance	kr 6,839	kr 6,217